FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8%
	ADVERTISING & MARKETING - 0.0%(a)
56	Omnicom Group, Inc.	$ 4,171

	AEROSPACE & DEFENSE - 0.5%
465	AeroVironment, Inc.(b)	51,861
53	Dassault Aviation S.A.(c)	9,996
11,637	Raytheon Technologies Corporation	837,514
85	Saab A.B. (c)	4,332
415	Teledyne Technologies, Inc.(b)	169,561
		1,073,264
	APPAREL & TEXTILE PRODUCTS - 0.1%
24	adidas A.G.(c)	4,228
153	Gildan Activewear, Inc. (c)	4,288
37	Hermes International(c)	67,663
250	LVMH Moet Hennessy Louis Vuitton S.E.(c)	189,344
439	NIKE, Inc., Class B(c)	41,977
		307,500
	ASSET MANAGEMENT - 0.1%
1,583	Apollo Global Management, Inc.	142,090
123	BlackRock, Inc.	79,518
232	EQT A.B. (c)	4,606
56	Groupe Bruxelles Lambert S.A. (c)	4,177
2,512	Intermediate Capital Group PLC(c)	42,385
		272,776
	AUTOMOTIVE - 0.1%
1,951	NGK Spark Plug Company Ltd. (c)	44,179
48	Rheinmetall A.G. (c)	12,377
909	Tesla, Inc.(b)	227,450
		284,006
	BANKING - 0.6%
52,681	Banco Santander S.A. (c)	201,529
2,683	Bank of America Corporation	73,461
11,679	Bank of Ireland Group PLC(c)	114,703
689	BNP Paribas S.A. (c)	44,018
1,083	CaixaBank S.A. (c)	4,335

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	BANKING - 0.6% (Continued)
274	Commonwealth Bank of Australia(c)	$ 17,609
7,442	HSBC Holdings PLC(c)	58,553
2,204	Intesa Sanpaolo SpA(c)	5,685
1,525	JPMorgan Chase & Company	225,156
326	KBC Group N.V.(c)	20,382
1,609	Macquarie Group Ltd. (c)	173,488
32,387	Mitsubishi UFJ Financial Group, Inc. (c)	274,911
2,251	Nordea Bank Abp(c)	24,750
523	Royal Bank of Canada(c)	45,706
616	Toronto-Dominion Bank (The) (c)	37,112
784	Wells Fargo & Company	32,034
		1,349,432
	BEVERAGES - 0.2%
136	Celsius Holdings, Inc.(b)	23,338
28,879	China Resources Beer Holdings Company Ltd. (c)	158,394
478	Heineken N.V.(c)	42,176
844	Monster Beverage Corporation(b)	44,690
656	Pernod Ricard S.A.(c)	109,472
166	Remy Cointreau S.A. (c)	20,296
		398,366
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
428	AbbVie, Inc.	63,798
127	Amgen, Inc.	34,133
360	AstraZeneca PLC(c)	48,761
3,302	Bayer A.G.(c)	158,659
2,580	Bristol-Myers Squibb Company	149,743
1,485	CSL Ltd. (c)	239,418
1,011	Eli Lilly and Company	543,037
1,418	Johnson & Johnson	220,854
1,882	Merck & Company, Inc.	193,752
3,236	Novo Nordisk A/S(c)	295,358
1,766	Rhythm Pharmaceuticals, Inc.(b)	40,486
167	Sanofi(c)	17,916
1,201	Structure Therapeutics, Inc. - ADR(b)	60,554

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9% (Continued)
3,082	Viking Therapeutics, Inc.(b)	$ 34,118
		2,100,587
	CABLE & SATELLITE - 0.0%(a)
1,444	Comcast Corporation, Class A	64,027

	CHEMICALS - 0.3%
1,106	Arkema S.A. (c)	109,396
65	Chr Hansen Holding A/S(c)	3,984
3,356	Dow, Inc.	173,035
1,039	Sherwin-Williams Company (The)	264,997
180	Yara International ASA(c)	6,820
		558,232
	COMMERCIAL SUPPORT SERVICES - 0.1%
418	Castellum A.B. (c)	4,260
242	Compass Group PLC(c)	5,905
85	Intertek Group PLC(c)	4,264
3,900	Recruit Holdings Company Ltd. (c)	120,283
371	Republic Services, Inc.	52,871
399	Waste Connections, Inc. (c)	53,574
273	Waste Management, Inc.	41,616
		282,773
	CONSTRUCTION MATERIALS - 0.1%
2,741	Holcim Ltd. (c)	176,008
1,417	Kingspan Group PLC(c)	106,301
		282,309
	CONSUMER SERVICES - 0.0%(a)
2,967	Afya Ltd.(b)	46,879
57,421	Fu Shou Yuan International Group Ltd.(c)	40,037
		86,916
	CONTAINERS & PACKAGING - 0.1%
469	AptarGroup, Inc.	58,644
5,828	Billerud A.B.	54,066
		112,710

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	DATA CENTER REIT - 0.0%(a)
22	Equinix, Inc.	$ 15,978

	DIVERSIFIED INDUSTRIALS - 0.2%
866	Eaton Corporation PLC	184,700
1,708	Emerson Electric Company	164,942
		349,642
	E-COMMERCE DISCRETIONARY - 0.2%
3,529	Amazon.com, Inc.(b)	448,606
1,209	East Buy Holding Ltd.(b) (c)	5,705
		454,311
	ELECTRIC & GAS MARKETING & TRADING - 0.0%(a)
55	Orsted A/S(c)	3,002

	ELECTRIC UTILITIES - 0.3%
69	American Electric Power Company, Inc.	5,190
65,819	Beijing Jingneng Clean Energy Company Ltd., H Shares(c)	13,700
177	Boralex, Inc. (c)	3,803
152,173	China Datang Corp Renewable Power Company Ltd. (c)	36,145
2,068	Edison International	130,883
234	EDP Renovaveis S.A. (c)	3,838
1,808	Enel SpA(c)	11,124
12,987	Engie Brasil Energia S.A. (c)	107,118
7,949	Engie S.A. (c)	122,105
3,563	Equatorial Energia S.A. (c)	22,768
4	Fortis, Inc. (c)	152
4,233	Hydro One Ltd. (c)	107,770
1,401	Iberdrola S.A. (c)	15,693
1,308	National Grid PLC(c)	15,639
998	PNM Resources, Inc.	44,521
1,204	RWE A.G. (c)	44,741
54	Verbund A.G. (c)	4,399
		689,589
	ELECTRICAL EQUIPMENT - 0.5%
829	AMETEK, Inc.	122,493

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.5% (Continued)
727	Amphenol Corporation, Class A	$ 61,061
201	Assa Abloy A.B., Class B(c)	4,382
1,051	Daikin Industries Ltd.(c)	165,097
250	Hubbell, Inc.	78,353
51	Lennox International, Inc.	19,096
2,583	Nibe Industrier A.B. (c)	16,976
29	Novanta, Inc.(b)	4,160
1,861	nVent Electric PLC	98,614
20	Schindler Holding A.G. (c)	3,998
1,492	Schneider Electric S.E. (c)	247,609
899	Trane Technologies PLC	182,416
1,754	Vertiv Holdings Company	65,249
		1,069,504
	ENGINEERING & CONSTRUCTION - 0.2%
417	AECOM	34,628
561	Arcosa, Inc.	40,336
119	Cellnex Telecom S.A. (c)	4,148
188,223	China Energy Engineering Corporation Ltd. (c)	21,633
155	Comfort Systems USA, Inc.	26,414
525	Construction Partners, Inc., Class A(b)	19,194
250	Exponent, Inc.	21,400
1,096	Fluor Corporation(b)	40,223
727	Granite Construction, Inc.	27,641
349	Jacobs Solutions, Inc.	47,639
893	KBR, Inc.	52,632
474	MasTec, Inc.(b)	34,114
446	Primoris Services Corporation	14,598
356	Quanta Services, Inc.	66,596
710	Sterling Infrastructure, Inc.(b)	52,171
276	Tetra Tech, Inc.	41,960
		545,327
	ENTERTAINMENT CONTENT - 0.2%
2,686	Capcom Company Ltd. (c)	96,788
1,956	Konami Group Corporation(c)	103,231

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	ENTERTAINMENT CONTENT - 0.2% (Continued)
9,219	NetEase, Inc. (c)	$ 187,778
1,210	Square Enix Holdings Company Ltd. (c)	41,496
32	Take-Two Interactive Software, Inc.(b)	4,492
		433,785
	FOOD - 0.2%
1,175	Bakkafrost P/F(c)	60,136
1,200	BellRing Brands, Inc.(b)	49,476
6	China Modern Dairy Holdings Ltd. (c)	1
14,696	Marfrig Global Foods S.A.(b) (c)	20,466
899	Mondelez International, Inc., Class A	62,391
3,337	Mowi ASA(c)	59,128
977	Nestle S.A. (c)	110,722
909	Salmar ASA(c)	46,174
1,394	Simply Good Foods Company (The)(b)	48,121
2,090	Vital Farms, Inc.(b)	24,202
		480,817
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
59	West Fraser Timber Company Ltd. (c)	4,283

	GAS & WATER UTILITIES - 0.0%(a)
32	American Water Works Company, Inc.	3,963
144	Veolia Environnement S.A.	4,175
		8,138
	HEALTH CARE FACILITIES & SERVICES - 1.1%
3,804	Cardinal Health, Inc.	330,263
1,876	Cencora, Inc.	337,624
79	Centene Corporation(b)	5,442
253	Cigna Group (The)	72,376
11,254	CVS Health Corporation	785,753
129	Elevance Health, Inc.	56,169
165	Humana, Inc.	80,276
99	Lonza Group A.G.(c)	46,029
1,117	McKesson Corporation	485,727
463	Molina Healthcare, Inc.(b)	151,813

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1% (Continued)
3,820	Rede D'Or Sao Luiz S.A. (c)	$ 19,326
		2,370,798
	HOME CONSTRUCTION - 0.3%
415	AZEK Company, Inc. (The)(b)	12,342
783	DR Horton, Inc.	84,149
376	Fortune Brands Innovations, Inc.	23,372
1,205	KB Home	55,767
350	Lennar Corporation, Class A	39,281
320	LGI Homes, Inc.(b)	31,837
44	Masonite International Corporation(b)	4,102
761	MDC Holdings, Inc.	31,376
189	Meritage Homes Corporation	23,132
15	NVR, Inc.(b)	89,450
738	PulteGroup, Inc.	54,649
1,219	Taylor Morrison Home Corporation(b)	51,942
592	Toll Brothers, Inc.	43,784
1,589	Tri Pointe Homes, Inc.(b)	43,459
		588,642
	HOUSEHOLD PRODUCTS - 0.2%
48	Church & Dwight Company, Inc.	4,398
70	Estee Lauder Companies, Inc. (The), Class A	10,119
2,297	Procter & Gamble Company (The)	335,040
4,339	Unicharm Corporation(c)	153,624
		503,181
	INDUSTRIAL REIT - 0.1%
1,885	Prologis, Inc.	211,516
906	Warehouses De Pauw CVA	22,451
		233,967
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
303	Ashtead Group PLC(c)	18,491
182	SiteOne Landscape Supply, Inc.(b)	29,748
		48,239

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	INFRASTRUCTURE REIT - 0.0%(a)
110	American Tower Corporation, A	$ 18,090

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
26,537	Banco BTG Pactual S.A. (c)	163,816
86	CME Group, Inc.	17,219
27	Deutsche Boerse A.G.(c)	4,673
48	Interactive Brokers Group, Inc., Class A	4,155
91	London Stock Exchange Group PLC(c)	9,142
556	Morgan Stanley	45,409
		244,414
	INSURANCE - 0.5%
586	Allstate Corporation (The)	65,286
49	Aon PLC, Class A	15,887
31	Arthur J Gallagher & Company	7,066
308	Berkshire Hathaway, Inc., Class B(b)	107,892
1,259	Chubb Ltd.	262,099
317	Coface S.A. (c)	4,048
5	Fairfax Financial Holdings Ltd. (c)	4,082
2,459	Hartford Financial Services Group, Inc. (The)	174,368
117	Marsh & McLennan Companies, Inc.	22,265
141	Progressive Corporation (The)	19,641
208	Swiss Life Holding A.G. (c)	129,882
1,119	Travelers Companies, Inc. (The)	182,744
1,600	Voya Financial, Inc.	106,320
		1,101,580
	INTERNET MEDIA & SERVICES - 0.4%
630	Adevinta ASA(b)(c)	6,237
1,055	Airbnb, Inc., Class A(b)	144,757
2,064	Alphabet, Inc., Class A(b)	270,094
1,797	Alphabet, Inc., Class C(b)	236,934
590	Auto Trader Group PLC(c)	4,446
767	Meta Platforms, Inc., Class A(b)	230,261
151	Netflix, Inc.(b)	57,018
43	REA Group Ltd. (c)	4,266

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	INTERNET MEDIA & SERVICES - 0.4% (Continued)
642	Rightmove PLC(c)	$ 4,403
276	Shopify, Inc., Class A(b) (c)	15,066
33	Spotify Technology S.A.(b)	5,103
592	Uber Technologies, Inc.(b)	27,226
		1,005,811
	LEISURE FACILITIES & SERVICES - 0.2%
61	Chipotle Mexican Grill, Inc.(b)	111,742
664	McDonald's Corporation	174,924
274	Starbucks Corporation	25,008
38	TKO Group Holdings, Inc.	3,194
131	Wingstop, Inc.	23,559
		338,427
	MACHINERY - 0.1%
640	Atlas Copco A.B. (c)	8,626
381	Atlas Copco A.B. (c)	4,471
50	Crane Company	4,442
2,561	Ingersoll Rand, Inc.	163,187
339	TOMRA Systems ASA(c)	3,871
		184,597
	MEDICAL EQUIPMENT & DEVICES - 0.1%
336	Boston Scientific Corporation(b)	17,741
676	Cochlear Ltd. (c)	110,951
88	Edwards Lifesciences Corporation(b)	6,097
2	Hoya Corporation(c)	205
28	Illumina, Inc.(b)	3,844
24	Insulet Corporation(b)	3,828
69	Mettler-Toledo International, Inc.(b)	76,457
		219,123
	METALS & MINING - 0.3%
25,772	Endeavour Silver Corporation(b)	62,626
6,444	Energy Fuels, Inc.(b) (c)	52,947
9,975	First Majestic Silver Corporation	51,172
19,885	Fortuna Silver Mines, Inc.(b)	54,087
31	Franco-Nevada Corporation	4,138

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	METALS & MINING - 0.3% (Continued)
1,187	Glencore PLC(c)	$ 6,805
26,532	Hecla Mining Company	103,740
8,270	MAG Silver Corporation(b)	85,760
113	Newmont Corporation	4,175
7,199	Pan American Silver Corporation	104,242
133	Rio Tinto Ltd. (c)	9,708
448	Rio Tinto PLC(c)	28,279
40	Royal Gold, Inc.	4,253
23,485	Silvercorp Metals, Inc.	55,190
10,821	SilverCrest Metals, Inc.(b)	47,721
		674,843
	MULTI ASSET CLASS REIT - 0.0%(a)
391	Apartment Income REIT Corporation	12,004
470	Segro PLC	4,125
		16,129
	OIL & GAS PRODUCERS - 0.2%
2,596	Antero Resources Corporation(b)	65,886
9,872	BP PLC(c)	64,002
2,015	CNX Resources Corporation(b)	45,499
1	Cosan S.A.	3
1,663	Delek US Holdings, Inc.	47,246
15,315	Eni SpA	247,009
129	Ovintiv, Inc.	6,137
1,737	Parkland Corporation	50,809
		526,591
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
10,192	Aker Solutions ASA(c)	41,158
6,116	Baker Hughes Company	216,017
1,922	Expro Group Holdings N.V.(b)	44,648
14,384	Schlumberger Ltd	838,587
		1,140,410
	PUBLISHING & BROADCASTING - 0.0%(a)
2,187	Future PLC	23,720

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(a) (Continued)
221	Schibsted ASA	$ 4,977
		28,697
	RENEWABLE ENERGY - 0.0%(a)
134	Enphase Energy, Inc.(b)	16,100
	RESIDENTIAL REIT - 0.2%
1,351	American Homes 4 Rent, Class A	45,515
231	AvalonBay Communities, Inc.	39,672
366	Camden Property Trust	34,616
704	Equity LifeStyle Properties, Inc.	44,852
554	Equity Residential	32,525
67	Essex Property Trust, Inc.	14,210
1,412	Invitation Homes, Inc.	44,746
280	Mid-America Apartment Communities, Inc.	36,022
178	Sun Communities, Inc.	21,065
909	UDR, Inc.	32,424
369	UNITE Group PLC (The)	4,040
		349,687
	RETAIL - CONSUMER STAPLES - 0.4%
424	Costco Wholesale Corporation	239,543
1,628	Kroger Company (The)	72,853
3,676	Walmart, Inc.	587,902
		900,298
	RETAIL - DISCRETIONARY - 0.3%
819	ANTA Sports Products Ltd. (c)	9,219
698	Brunello Cucinelli SpA(c)	53,167
229	Floor & Decor Holdings, Inc., Class A(b)	20,725
628	Home Depot, Inc. (The)	189,757
25,944	JD Sports Fashion PLC(c)	47,383
1	Li Ning Company Ltd. (c)	4
673	Lowe's Companies, Inc.	139,876
249	Lululemon Athletica, Inc.(b)	96,017
9,760	Pets at Home Group PLC(c)	39,866

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	RETAIL - DISCRETIONARY - 0.3% (Continued)
2,055	TJX Companies, Inc. (The)	$ 182,648
		778,662
	RETAIL REIT - 0.0%(a)
116	Spirit Realty Capital, Inc.	3,889

	SELF-STORAGE REIT - 0.1%
3,297	Big Yellow Group PLC	37,750
653	Public Storage	172,079
		209,829
	SEMICONDUCTORS - 0.6%
62	Ambarella, Inc.(b)	3,288
1,065	Applied Materials, Inc.	147,449
375	BE Semiconductor Industries N.V.(c)	36,870
175	Broadcom, Inc.	145,352
3,206	Infineon Technologies A.G.(c)	106,274
132	KLA Corporation	60,543
31	Lam Research Corporation	19,430
47	Melexis N.V.(c)	4,060
2,238	Microchip Technology, Inc.	174,676
345	Micron Technology, Inc.	23,470
1,198	NXP Semiconductors N.V.	239,503
638	QUALCOMM, Inc.	70,856
2,786	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	242,104
16,290	United Microelectronics Corporation - ADR	115,007
		1,388,882
	SOFTWARE - 1.1%
266	Adobe Systems, Inc.(b)	135,633
1,149	Akamai Technologies, Inc.(b)	122,414
154	Alteryx, Inc., Class A(b)	5,804
15	ANSYS, Inc.(b)	4,463
143	Autodesk, Inc.(b)	29,588
63	Cadence Design Systems, Inc.(b)	14,761
135	Cloudflare, Inc., Class A(b)	8,510
151	Dassault Systemes S.E. (c)	5,634

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	SOFTWARE - 1.1% (Continued)
136	Datadog, Inc., Class A(b)	$ 12,388
555	DigitalOcean Holdings, Inc.(b)	13,337
411	Elastic N.V.(b)	33,390
69	HubSpot, Inc.(b)	33,983
320	Intuit, Inc.	163,502
257	Jamf Holding Corporation(b)	4,539
939	JFrog Ltd.(b)	23,813
10,406	Kahoot! ASA(b) (c)	33,822
2,957	Microsoft Corporation	933,673
65	MongoDB, Inc.(b)	22,481
219	nCino, Inc.(b)	6,964
61	Okta, Inc.(b)	4,972
1,007	Oracle Corporation	106,661
409	Palo Alto Networks, Inc.(b)	95,886
91	Paycom Software, Inc.	23,594
208	Pegasystems, Inc.	9,029
158	PTC, Inc.(b)	22,385
25	Roper Technologies, Inc.	12,107
1,606	Salesforce, Inc.(b)	325,666
107	ServiceNow, Inc.(b)	59,809
160	SimCorp A/S(c)	16,647
229	Smartsheet, Inc., Class A(b)	9,265
200	Snowflake, Inc.(b)	30,554
11	Tyler Technologies, Inc.(b)	4,248
165	Veeva Systems, Inc., Class A(b)	33,569
264	Workday, Inc., Class A(b)	56,720
		2,419,811

	STEEL - 0.0%(a)
251	ArcelorMittal S.A. (c)	6,309

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	TECHNOLOGY HARDWARE - 0.6%
5,322	Apple, Inc.	$ 911,179
4,714	Nintendo Company Ltd.(c)	196,521
15,065	Panasonic Holdings Corporation(c)	169,561
303	Sony Group Corporation(c)	24,817
		1,302,078
	TECHNOLOGY SERVICES - 0.9%
6	Adyen N.V.(b) (c)	4,476
1,500	Amadeus IT Group S.A. (c)	90,834
1,279	Amdocs Ltd.	108,063
1,029	Automatic Data Processing, Inc.	247,557
38	Booz Allen Hamilton Holding Corporation	4,152
25	Broadridge Financial Solutions, Inc.	4,476
165	Computacenter PLC(c)	5,093
23	Equifax, Inc.	4,213
137	Experian PLC(c)	4,498
10	FactSet Research Systems, Inc.	4,373
1,761	Fiserv, Inc.(b)	198,923
744	FleetCor Technologies, Inc.(b)	189,973
865	Mastercard, Inc., Class A	342,462
128	MSCI, Inc.	65,674
1,196	Netcompany Group A/S(b) (c)	45,553
47	Paychex, Inc.	5,421
833	PayPal Holdings, Inc.(b)	48,697
1,100	QinetiQ Group PLC(c)	4,278
453	RELX PLC(c)	15,337
166	S&P Global, Inc.	60,658
244	Softcat PLC(c)	4,343
21	Verisk Analytics, Inc.	4,961
1,524	Visa, Inc., Class A	350,535
1,378	WEX, Inc.(b)	259,188
38	Wolters Kluwer N.V. (c)	4,606
		2,078,344
	TELECOMMUNICATIONS - 0.1%
128,556	America Movil S.A.B. de C.V. (c)	110,995

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 13.8% (Continued)
	TELECOMMUNICATIONS - 0.1% (Continued)
260	TELUS Corporation(c)	$ 4,246
202	T-Mobile US, Inc.(b)	28,290
804	Verizon Communications, Inc.	26,058
		169,589
	TRANSPORTATION & LOGISTICS - 0.3%
4	AP Moller - Maersk A/S(c)	7,104
769	Ardmore Shipping Corporation	10,005
2,064	Canadian Pacific Kansas City Ltd. (c)	153,419
7,993	DHT Holdings, Inc.	82,328
42	DSV A/S(c)	7,853
4,352	Euronav N.V.	71,503
450	Expeditors International of Washington, Inc.	51,584
4,609	Frontline PLC	86,557
1,696	International Seaways, Inc.	76,320
14	Kuehne + Nagel International A.G. (c)	3,992
564	Scorpio Tankers, Inc.	30,524
1,703	Teekay Tankers Ltd., Class A	70,896
		652,085
	WHOLESALE - CONSUMER STAPLES - 0.1%
6,326	ITOCHU Corporation(c)	228,842

	WHOLESALE - DISCRETIONARY - 0.1%
63	Pool Corporation	22,434
2,903	Toyota Tsusho Corporation(c)	170,850
		193,284

	TOTAL COMMON STOCKS (Cost $31,745,294)	31,172,673

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
18,655	iShares MSCI Brazil ETF (Cost $599,152)					$ 572,149

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value

	CORRELATION OPTIONS PURCHASED - 1.2%(i)
	PUT OPTIONS PURCHASED - 1.2%
23,000	CADSEK USDSEK Correlation	CIT	12/14/2023	100.00	469,200	221,050
23,000	EURBRL GBPBRL Correlation	CIT	11/24/2023	100.00	239,892	196,218
25,000	EURHUF GBPHUF Correlation	MS	10/30/2023	100.00	380,165	249,126
25,000	USDBRL CADBRL Correlation	MS	10/25/2023	100.00	241,313	296,898
42,000	USDBRL CHFBRL Correlation	MS	10/06/2023	100.00	488,880	868,604
25,000	USDNOK CHFNOK Correlation	MS	10/19/2023	100.00	556,035	447,951
23,000	USDSEK CHFSEK Correlation	MS	12/22/2023	100.00	588,598	443,922
	TOTAL CORRELATION OPTIONS PURCHASED (Cost - $2,964,083)					2,723,769

	EQUITY OPTIONS PURCHASED - 0.0% (a)
	PUT OPTIONS PURCHASED - 0.0%(a)
171	CVS Health Corporation	MS	10/23/2023	71.00	1,193,922	43,092
159	RTX Corporation	MS	10/23/2023	75.00	1,144,323	47,700
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $43,445)					90,792

	OTC DUAL BINARY OPTIONS PURCHASED - 0.6%(j)
	PUT OPTIONS PURCHASED - 0.6%
453,000	DEDZ4 > 152 and SX5E < 5375	MS	12/23/2024		91,420	218,469
77,000	EURCZK < 24 and EURPLN > 4.52	MS	10/12/2023		9,166	1,329
4,839,000	EURp USDc 1.0993 MXNc 18.4175 CADc 1.45	JPM	10/30/2023		15,391	22,658
519,000	GBPUSD < 1.20 and BPISDS05 < 4.153	MS	03/12/2024		51,299	90,284
310,000	GBPUSD <1.2042 and BPSWS2 <4.389%	CIT	11/20/2023		50,095	207
734,000	GBPUSD < 1.2228 and BPISDS10 < 3.955%	CIT	12/18/2023		72,815	129,393
243,000	GBPUSD < 1.2718 and USDBRL < 4.6488	MER	10/24/2023		18,164	1,562
887,000	SPX < 3907.35 and XAU > 2104.10	CIT	11/20/2023		94,909	264
551,000	SPX < 3913.43 and XAU > 2105.04	MS	11/20/2023		58,406	191
679,000	SPX < 3866.22 and US1YRSOFR > 4.52%	GS	12/18/2023		61,110	53,910
921,000	SPX < 3893.10 and US1YRSOFR > 4.823%	GS	12/18/2023		75,522	77,307
679,000	SPX < 3948.48 and US1YRSOFR > 4.02%	GS	12/18/2023		101,850	71,455
1,025,000	SPX < 3955 and US1YRSOFR 4.4 - 5.5	CIT	12/18/2023		82,000	87,974
569,000	SPX < 3963.40 and US1YRSOFR > 4.580%	CIT	11/20/2023		43,813	52,431
1,003,000	SPX < 3990.80 and EURUSD > 1.1299	JPM	10/23/2023		76,228	-
991,000	SPX < 4000 and US1YRSOFR > 4.25%	MS	12/15/2023		121,794	122,963
845,000	SPX < 4330.95 and CLF4 > 90	MI	12/15/2023		52,813	100,329

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts
	OTC DUAL BINARY OPTIONS PURCHASED - 0.6%(j) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.6% (Continued)
563,000	SPX < 4412.47 and COF4 > 90	MS	11/28/2023	4,412.47	46,729	$ 143,546
364,000	UKX > 8475.84 and BPSWS2 < 4.589%	CIT	11/20/2023	8,475.84	48,716	11,578
289,000	USDCNH > 7.1539 and USDBRL < 4.8290	CIT	12/13/2023	7.15	28,900	43,735
116,000	USDCNH > 7.40 and USDJPY < 144	MS	11/23/2023	7.40	9,825	1,594
120,000	USDpCADc Digi 1.33 and USDBRL DNT4.725/5.1	CIT	11/27/2023	1.33	9,420	4,683
	TOTAL BINARY OPTIONS PURCHASED (Cost - $1,220,384)					754,981

	CURRENCY OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.1%
2,848,000	EURcPLNp	JPM	12/22/2023	4.72	24,987	29,211
4,103,000	MXNcJPYp Digi	JPM	03/12/2024	8.70	44,624	59,106
2,643,000	MXNcJPYp Digi	JPM	03/18/2024	9.00	21,057	18,740
5,853,000	USDcCHFp	JPM	11/27/2023	0.93	18,583	21,452
17,632,000	USDcCNHp	JPM	12/22/2023	7.37	149,519	90,031
7,155,000	USDCCNHP	JPM	10/23/2023	7.40	11,427	5,491
12,089,000	USDcINRp	JPM	10/13/2023	83.85	30,364	5,494
8,214,000	USDcJPYp	JPM	10/06/2023	151.00	13,052	3,608
4,213,000	USDcZARp	JPM	10/24/2023	19.30	11,754	4,858
5,846,000	USDcZARp	JPM	11/14/2023	19.30	24,085	9,088
	TOTAL CALL OPTIONS PURCHASED (Cost - $349,453)					247,079

	PUT OPTIONS PURCHASED - 0.1%
870,000	EURpJPYc iOT	JPM	12/19/2023	140.00	51,384	18,144
12,440,000	EURpNOKc	JPM	10/24/2023	1.05	17,019	19,202
5,474,000	EURpUSDc	JPM	12/07/2023	1.05	24,311	37,458
196,000	EURpUSDc Digi	JPM	02/02/2024	1.02	28,154	788
457,000	GBPpUSDc Digi	JPM	03/08/2024	1.17	73,915	98,414
97,000	GBPpUSDc Digi	HSBC	10/20/2023	1.25	11,294	67,106
14,055,000	NZDpUSDc	JPM	11/17/2023	0.58	75,763	31,714
9,358,000	NZDpUSDc	JPM	12/14/2023	0.58	22,818	7,947
12,089,000	USDpINRc	JPM	10/13/2023	81.46	47,560	276
4,714,000	USDpJPYc	JPM	10/17/2023	143.00	10,842	2,124
1,213,000	XAUpUSDc IOT	JPM	01/10/2024	1,250.00	21,228	21,228
	TOTAL PUT OPTIONS PURCHASED (Cost - $384,288)					304,401

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $733,741)					551,480

	INDEX OPTIONS PURCHASED - 0.1%(d)
	CALL OPTIONS PURCHASED - 0.1%
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,300.00	1,085,412	4,700
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,350.00	1,085,412	2,336
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,400.00	1,085,412	1,099
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,450.00	1,085,412	550

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts
	INDEX OPTIONS PURCHASED - 0.1%(d) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1% (Continued)
18	FTSE 100 Index UKX	MS	10/23/2023	7,775.00	1,369,454	$ 8,784
18	FTSE 100 Index UKX	MS	10/23/2023	7,825.00	1,369,454	5,929
18	FTSE 100 Index UKX	MS	10/23/2023	7,900.00	1,369,454	3,075
18	FTSE 100 Index UKX	MS	10/23/2023	8,000.00	1,369,454	1,098
304	FTSE 100 Index UKX	MS	12/18/2023	8,000.00	23,128,563	174,317
	TOTAL CALL OPTIONS PURCHASED (Cost - $560,171)					201,888

	PUT OPTIONS PURCHASED - 0.0%(a)
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,050.00	1,085,412	5,910
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,150.00	1,085,412	12,699
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,200.00	1,085,412	18,389
26	EURO STOXX 50 Price EUR SX5E	MS	10/23/2023	4,250.00	1,085,412	26,003
18	FTSE 100 Index UKX	MS	10/23/2023	7,425.00	1,369,454	6,368
18	FTSE 100 Index UKX	MS	10/23/2023	7,550.00	1,369,454	12,627
18	FTSE 100 Index UKX	MS	10/23/2023	7,625.00	1,369,454	18,886
18	FTSE 100 Index UKX	MS	10/23/2023	7,700.00	1,369,454	27,121
	TOTAL PUT OPTIONS PURCHASED (Cost - $106,991)					128,003

	TOTAL INDEX OPTIONS PURCHASED (Cost - $667,162)					329,891

	FUTURE OPTIONS PURCHASED - 0.7%(e)
	CALL OPTIONS PURCHASED - 0.3%
179	3 Month SOFR	MS	12/18/2023	94.63	42,311,125	24,613
22	AUDUSD Euro 9am	MS	10/09/2023	65.00	1,420,100	3,520
22	AUDUSD Euro 9am	MS	10/09/2023	65.50	1,420,100	1,320
22	AUDUSD Euro 9am	MS	10/09/2023	66.00	1,420,100	440
22	AUDUSD Euro 9am	MS	10/09/2023	66.50	1,420,100	220
22	C$ Curr 9am	MS	10/09/2023	74.74	1,624,370	330
22	C$ Curr 9am	MS	10/09/2023	75.00	1,624,370	110
22	C$ Curr 9am	MS	10/09/2023	75.25	1,624,370	110
22	C$ Curr 9am	MS	10/09/2023	75.75	1,624,370	110
6	Crude Oil(f)	MS	10/18/2023	81.00	544,740	60,120
6	Crude Oil(f)	MS	10/18/2023	83.00	544,740	48,960
6	Crude Oil(f)	MS	10/18/2023	85.50	544,740	36,000
6	Crude Oil(f)	MS	10/18/2023	88.50	544,740	22,740
59	Crude Oil(f)	MS	10/27/2023	100.00	5,439,800	41,890
15	Crude Oil(f)	MS	10/27/2023	80.00	1,383,000	186,900
32	Gold Futures(f)	MS	12/27/2023	2,000.00	6,033,280	29,440

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(g)
	FUTURE OPTIONS PURCHASED - 0.7%(e) (Continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.3% (Continued)
24	Soybean Future(f)	MS	10/30/2023	1,330.00	1,530,000	$ 6,000
24	Soybean Future(f)	MS	10/30/2023	1,350.00	1,530,000	3,300
24	Soybean Future(f)	MS	10/30/2023	1,370.00	1,530,000	1,800
24	Soybean Future(f)	MS	10/30/2023	1,400.00	1,530,000	900
75	SX5E Dividend	MS	12/18/2023	120.00	1,180,505	181,652
49	SX5E Dividend	MS	12/23/2024	135.00	771,263	79,931
	TOTAL CALL OPTIONS PURCHASED (Cost - $683,975)					730,406

	PUT OPTIONS PURCHASED - 0.4%
179	3 Month SOFR	MS	12/15/2023	94.38	42,311,125	12,306
22	AUDUSD Euro 9am	MS	10/06/2023	63.50	1,420,100	1,320
22	AUDUSD Euro 9am	MS	10/06/2023	64.00	1,420,100	3,300
22	AUDUSD Euro 9am	MS	10/06/2023	64.50	1,420,100	7,040
22	C$ Curr 9am	MS	10/06/2023	73.75	1,624,370	4,400
22	C$ Curr 9am	MS	10/06/2023	74.00	1,624,370	7,260
22	C$ Curr 9am	MS	10/06/2023	74.25	1,624,370	11,000
22	C$ Curr 9am	MS	10/06/2023	74.50	1,624,370	15,400
6	Crude Oil(f)	MS	10/17/2023	70.50	544,740	240
6	Crude Oil(f)	MS	10/17/2023	74.50	544,740	420
6	Crude Oil(f)	MS	10/17/2023	77.00	544,740	660
6	Crude Oil(f)	MS	10/17/2023	79.00	544,740	960
22	Gold Futures(f)	MS	10/26/2023	1,850.00	4,147,880	33,660
13	Gold Futures(f)	MS	11/27/2023	1,850.00	2,451,020	32,110
19	Gold Futures(f)	MS	11/27/2023	1,880.00	3,582,260	75,050
151	S&P500 EMINI	MS	10/20/2023	4,330.00	32,657,525	498,300
24	Soybean Future(f)	MS	10/27/2023	1,250.00	1,530,000	15,150
24	Soybean Future(f)	MS	10/27/2023	1,280.00	1,530,000	30,300
24	Soybean Future(f)	MS	10/27/2023	1,300.00	1,530,000	44,700
24	Soybean Future(f)	MS	10/27/2023	1,320.00	1,530,000	62,100
	TOTAL PUT OPTIONS PURCHASED (Cost - $412,900)					855,676

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,096,875)					1,586,082

Principal Amount ($)				Yield (%)	Maturity
	SHORT-TERM INVESTMENTS — 53.9%
	U.S. TREASURY BILLS — 53.9%
9,700,000	United States Treasury Bill			3.21	10/05/23	9,695,743
8,500,000	United States Treasury Bill			4.27	10/10/23	8,490,060
11,550,000	United States Treasury Bill			4.80	10/19/23	11,521,202
11,650,000	United States Treasury Bill			4.92	10/24/23	11,612,427
11,600,000	United States Treasury Bill			5.06	11/02/23	11,547,126

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)				Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 53.9% (Continued)
	U.S. TREASURY BILLS — 53.9% (Continued)
11,150,000	United States Treasury Bill			5.13	11/09/23	$ 11,087,722
11,100,000	United States Treasury Bill			5.17	11/16/23	11,026,534
12,200,000	United States Treasury Bill			5.22	11/24/23	12,104,851
10,100,000	United States Treasury Bill			5.27	12/05/23	10,004,705
6,600,000	United States Treasury Bill			5.30	12/14/23	6,528,943
12,200,000	United States Treasury Bill			5.35	01/11/24	12,018,636
6,400,000	United States Treasury Bill			5.37	01/25/24	6,291,609
	TOTAL SHORT-TERM INVESTMENTS (Cost $121,918,774)					121,929,558

	TOTAL INVESTMENTS - 70.8% (Cost $160,988,910)					$ 160,171,028
	CALL OPTIONS WRITTEN - (0.3)% (Premiums Received - $491,213)					(553,398)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums Received - $470,913)					(511,104)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.6%					67,157,905
	NET ASSETS - 100.0%					$ 226,264,431

Contracts
	WRITTEN FUTURE OPTIONS - (0.3)% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.2)%
41	Crude Oil(f)	MS	10/27/2023	90.00	3,780,200	168,920
27	Natural Gas EURO(f)	MS	10/27/2023	3.15	790,830	28,863
27	Natural Gas EURO(f)	MS	10/27/2023	3.30	790,830	19,467
27	Natural Gas EURO(f)	MS	10/27/2023	3.50	790,830	11,448
27	Natural Gas EURO(f)	MS	10/27/2023	3.75	790,830	5,913
77	SX5E DIVIDEND	MS	12/18/2023	130.00	1,165,558	105,744
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $186,447)					340,355

	PUT OPTIONS WRITTEN - (0.1)%
19	Gold Futures(f)	MS	11/28/2023	1,805.00	3,545,590	20,900
27	Natural Gas EURO(f)	MS	10/27/2023	2.55	790,830	12,798
27	Natural Gas EURO(f)	MS	10/27/2023	2.70	790,830	23,328
27	Natural Gas EURO(f)	MS	10/27/2023	2.85	790,830	39,393
27	Natural Gas EURO(f)	MS	10/27/2023	3.00	790,830	61,290
151	S&P500 EMINI	MS	10/23/2023	4,130.00	32,657,525	124,575
49	SX5E Dividend	MS	12/23/2024	90.00	771,263	1,295
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $199,795)					283,579

	TOTAL FUTURE OPTIONS WRITTEN (Premiums Received - $386,242)					623,934

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts
	WRITTEN INDEX OPTIONS – (0.1)%(h)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN – (0.1)%
370	Chicago Board Options Exchange VIX US	MS	10/19/2023	18.00	648,240	$ 48,840
570	Chicago Board Options Exchange VIX US	MS	10/19/2023	20.00	998,640	46,740
200	Chicago Board Options Exchange VIX US	MS	10/19/2023	21.00	350,400	14,200
370	Chicago Board Options Exchange VIX US	MS	10/19/2023	22.00	648,240	22,200
200	Chicago Board Options Exchange VIX US	MS	10/19/2023	24.00	350,400	9,600
370	Chicago Board Options Exchange VIX US	MS	10/19/2023	26.00	648,240	14,430
200	Chicago Board Options Exchange VIX US	MS	10/19/2023	28.00	350,400	5,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $198,810)					161,810

	PUT OPTIONS WRITTEN – (0.0)%(a)
370	Chicago Board Options Exchange VIX US	MS	10/19/2023	14.50	648,240	7,400
570	Chicago Board Options Exchange VIX US	MS	10/19/2023	15.00	998,640	15,960
570	Chicago Board Options Exchange VIX US	MS	10/19/2023	16.00	998,640	33,060
570	Chicago Board Options Exchange VIX US	MS	10/19/2023	17.00	998,640	58,710
200	Chicago Board Options Exchange VIX US	MS	10/19/2023	18.00	350,400	33,400
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $179,204)					148,530

	TOTAL INDEX OPTIONS WRITTEN (Premiums Received - $378,014)					310,340

	WRITTEN EQUITY OPTIONS – (0.0)% (a)
	CALL OPTIONS WRITTEN - (0.0)%(a)
21	Eli Lilly & Company	MS	10/23/2023	580.00	1,127,973	3,150
197	Schlumberger N.V.	MS	10/23/2023	61.00	1,148,510	21,670
	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $66,782)					24,820

	WRITTEN CURRENCY OPTIONS – (0.1)%
	CALL OPTIONS WRITTEN – (0.0)%(a)
3,383,000	EURcCHFp	JPM	10/20/2023	0.97	7,912	17,234
17,632,000	USDcCNHp	JPM	12/22/2023	7.70	31,262	9,179
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $39,174)					26,413

	PUT OPTIONS WRITTEN – (0.1)%
3,383,000	EURpCHFc	JPM	10/20/2023	0.95	7,912	1,357
97,000	GBPpUSDc	BAR	10/20/2023	1.25	65,387	67,106
14,543,000	NZDpUSDc	JPM	11/17/2023	0.57	18,615	10,532
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $91,914)					78,995

	TOTAL CURRENCY OPTIONS WRITTEN (Premiums Received - $131,088)					105,408

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
6	Carbon Emissions Future(f)	12/18/2023	$ 518,046	$ (27,687)
4	CBOE Volatility Index Future	10/18/2023	71,085	(3,792)
120	CBOT 2 Year US Treasury Note Future	12/29/2023	24,325,313	(23,671)
40	CBOT 5 Year US Treasury Note	12/29/2023	4,214,375	(43,729)
256	CBOT 10 Year US Treasury Note	12/19/2023	27,664,000	(167,313)
43	CBOT Corn Future(f)	12/14/2023	1,025,013	(48,507)
36	CBOT Soybean Future(f)	11/14/2023	2,295,000	(31,244)
3	CBOT Soybean Meal Future(f)	12/14/2023	114,360	(6,060)
40	CME Australian Dollar Currency Future	12/18/2023	2,582,000	(6,743)
172	CME British Pound Currency Future	12/18/2023	13,125,750	(226,730)
61	CME Canadian Dollar Currency Future	12/19/2023	4,503,935	(21,336)
2	CME E-Mini NASDAQ 100 Index Future	12/15/2023	594,660	(950)
160	CME E-Mini Standard & Poor's 500 Index Future	12/15/2023	34,604,000	(995,940)
187	CME Japanese Yen Currency Future	12/18/2023	15,842,406	(188,431)
16	CME Lean Hogs Future(f)	12/14/2023	459,360	(24,350)
36	CME Live Cattle Future(f)	12/29/2023	2,706,120	46,570
58	CME Mexican Peso Currency Future	12/18/2023	1,644,880	(284)
6	CME Norwegian Krone Currency Future	12/18/2023	1,127,040	8,870
5	CME Swiss Franc Currency Future	12/18/2023	688,500	4,702
50	COMEX Gold 100 Troy Ounces Future(f)	12/27/2023	9,330,500	(532,730)
19	COMEX Silver Future(f)	12/27/2023	2,132,750	(55,306)
2	E-mini Dow Jones Industrial Average Index Futures	12/15/2023	337,250	(12,150)
66	Eurex 2 Year Euro SCHATZ Future	12/07/2023	7,325,658	(7,274)
110	Eurex 10 Year Euro BUND Future	12/07/2023	14,959,721	(281,950)
39	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/15/2023	590,010	77,588
91	Eurex EURO STOXX 50 Future	12/15/2023	4,044,444	(107,801)
16	Euronext CAC 40 Index Future	10/20/2023	1,209,684	(25,024)
9	French Government Bond Futures	12/07/2023	1,172,217	(35,025)
51	FTSE 100 Index Future	12/15/2023	4,772,967	(5,845)
5	FTSE/MIB Index Future	12/15/2023	747,516	(4,687)
7	HKG Hang Seng China Enterprises Index Future	10/30/2023	276,264	134
1	HKG Hang Seng Index Future	10/30/2023	114,223	57
26	ICE Brent Crude Oil Future(f)	10/31/2023	2,397,200	91,859
7	ICE Brent Crude Oil Future(f)	01/31/2024	613,690	(11,990)
18	ICE Brent Crude Oil Future(f)	10/31/2024	1,483,200	204,150
21	ICE Gas Oil Future(f)	11/10/2023	2,029,125	136,091
15	ICE Natural Gas Future(f)	10/30/2023	578,655	(48,534)
3	KCBT Hard Red Winter Wheat Future(f)	12/14/2023	99,563	(11,200)
7	KFE KOSPI 200 Index Future	12/14/2023	425,917	(14,463)
12	LME Lead Future(f)	11/13/2023	650,400	(16,703)
1	LME Zinc Future(f)	11/13/2023	66,231	4,209
6	MEFF Madrid IBEX 35 Index Future	10/20/2023	598,795	(1,389)
6	Montreal Exchange 10 Year Canadian Bond Future	12/18/2023	508,585	(12,848)
4	Montreal Exchange S&P/TSX 60 Index Future	12/14/2023	692,838	(15,439)
17	MSCI World Index Futures USD NTR	12/15/2023	1,533,230	(7,108)
22	NYBOT CSC Cocoa Future(f)	12/13/2023	751,960	(27,030)
7	NYBOT CSC Number 11 World Sugar Future(f)	02/29/2024	207,603	(1,109)
17	NYBOT CTN Number 2 Cotton Future(f)	12/06/2023	740,775	9,130

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
15	NYMEX NY Harbor ULSD Futures(f)	10/31/2023	$ 2,079,378	$ 95,437
6	NYMEX Palladium Future(f)	12/27/2023	753,600	10,838
26	NYMEX Platinum Future(f)	01/29/2024	1,190,670	(2,150)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	10/31/2023	201,558	(12,008)
19	OML Stockholm OMXS30 Index Future	10/20/2023	375,653	(5,190)
145	OSE Nikkei 225 mini Future	12/07/2023	3,091,320	(104,353)
46	Robusta Coffee Future 10-Tonne(f)	11/24/2023	1,132,520	(20,450)
34	S&P 500 Annual Dividend Index Future	12/15/2023	590,750	36,550
6	SFE S&P ASX Share Price Index 200 Future	12/21/2023	683,273	(15,389)
90	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	11/30/2023	1,054,530	38,430
37	TSE TOPIX (Tokyo Price Index) Future	12/07/2023	5,752,739	(95,647)
10	TTF Natural Gas Base Load Monthly Futures(f)	10/30/2023	318,622	(31,485)
109	WCE Canola Future(f)	11/14/2023	1,134,748	(167,582)
	TOTAL LONG FUTURES CONTRACTS			(2,742,011)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
24	CBOE Volatility Index Future	11/15/2023	$ 437,911	$ (47,892)
1	CBOT Soybean Oil Future(f)	12/14/2023	33,498	786
1	CBOT US Treasure Bond Futures	12/19/2023	113,781	2,309
12	CBOT Wheat Future(f)	12/14/2023	324,900	54,452
29	CME E-mini Russell 2000 Index Futures	12/15/2023	2,607,970	14,515
33	CME Euro Foreign Exchange Currency Future	12/18/2023	4,377,656	(13,835)
3	CME Feeder Cattle Future(f)	11/16/2023	382,350	5,253
20	CME New Zealand Dollar Currency Future	12/18/2023	1,200,300	(15,373)
3	COMEX Copper Future(f)	12/27/2023	280,313	6,463
1	Eurex 30 Year Euro BUXL Future	12/07/2023	129,358	3,148
28	Eurex STOXX 600 Banks Index Future	12/15/2023	239,846	(9,650)
47	Euro-BTP Italian Bond Futures	12/07/2023	5,452,278	139,728
14	Euronext Milling Wheat Future(f)	12/11/2023	174,278	13,937
10	EUX Short term Euro-BTP Futures	12/07/2023	1,101,068	(1,624)
41	FVSA Index - Mini-Futures on VSTOXX	10/18/2023	76,721	(4,268)
51	KFE 3 Year Treasury Bond Future	12/19/2023	3,887,845	1,648
9	KFE 10 Year Treasury Bond Future	12/19/2023	718,381	3,271
2	LME Copper Future(f)	11/13/2023	412,950	8,725
79	Long Gilt Future	12/27/2023	9,075,275	122,292
10	MGE Red Wheat Future(f)	12/14/2023	354,625	45,850
3	Mini-DAX Futures	12/15/2023	246,210	2,428
7	NYMEX Henry Hub Natural Gas Futures(f)	10/27/2023	205,030	(5,690)
8	NYMEX Light Sweet Crude Oil Future(f)	10/20/2023	726,320	(5,125)
2	SAFEX FTSE/JSE Top 40 Index Future	12/21/2023	71,248	1,905
143	SFE 3 Year Australian Bond Future	12/15/2023	9,683,594	67,950
3	SFE 10 Year Australian Bond Future	12/15/2023	215,941	3,324
5	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	10/31/2023	59,805	(2,430)
2	SGX MSCI Singapore Index Future	10/30/2023	41,790	(542)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
2	Ultra 10-Year US Treasury Note Futures	12/19/2023	$ 223,125	$ 6,227
23	Ultra U.S. Treasury Bond Futures	12/19/2023	2,729,813	196,756
1	White Sugar Future(f)	11/15/2023	35,295	235
	TOTAL SHORT FUTURES CONTRACTS			594,773
	TOTAL OPEN FUTURES CONTRACTS			(2,147,238)

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying security.
(e)	Each contract is equivalent to one futures contract.
(f)	All or a portion of this investment is a holding of the Fulcrum Diversified CFC.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(i)	Correlation swap option – Option gives the right to the Fund to short correlation swap.
(j)	Binary option – Payoff is either notional amount or option expires worthless. In the case of a dual or triple binary option, the option only pays if all terms are met at maturity.

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
HSBC	HSBC Securities
JPM	JP Morgan
MER	Merrill Lynch
MS	Morgan Stanley
UBS	UBS

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Brazilian Real	10/02/2023	JPM	109,188	$ 21,722	$ 52
Euro	10/03/2023	JPM	8,903	9,412	(15)
Czech Koruna	10/31/2023	JPM	13,697,161	592,920	2,919
Hungarian Forints	10/31/2023	JPM	333,026,912	899,385	7,621
Mexican Peso	10/31/2023	JPM	80,718,988	4,608,018	58,875
New Zealand Dollar	10/31/2023	JPM	1,416	849	9
Norwegian Krone	10/31/2023	JPM	319,012	29,844	(156)
Singapore Dollar	10/31/2023	JPM	5,692,438	4,169,200	5,840
South African Rand	10/31/2023	JPM	549,351	28,940	50
Swedish Krona	10/31/2023	JPM	5,879,637	538,815	2,409
Swiss Franc	10/31/2023	JPM	9,137	10,013	13
Brazilian Real	12/20/2023	JPM	20,563,149	4,050,522	(117,894)
Indian Rupee	12/20/2023	JPM	265,471,805	3,180,872	(4,318)
Indonesia Rupiah	12/20/2023	JPM	11,899,426,302	767,108	(4,892)
Philippine Peso	12/20/2023	JPM	43,364,601	765,185	3,248
South Korean Won	12/20/2023	JPM	358,467,524	266,162	(4,327)
Taiwanese Dollar	12/20/2023	JPM	5,433,921	169,639	(224)
Thailand Baht	12/20/2023	JPM	42,762,390	1,176,653	(26,887)
				21,285,259	(77,677)
To Sell:
British Pound	10/02/2023	JPM	60,119	73,346	(42)
Euro	10/02/2023	JPM	3,358	3,550	(16)
British Pound	10/03/2023	JPM	30,365	37,046	22
Hong Kong Dollar	10/03/2023	JPM	12,004	1,533	1
British Pound	10/31/2023	JPM	19,768	24,121	(126)
CNH	10/31/2023	JPM	8,584,686	1,177,129	(2,898)
Danish Krone	10/31/2023	JPM	350,902	49,815	(75)
Euro	10/31/2023	JPM	112,673	119,259	(325)
Hungarian Forints	10/31/2023	JPM	31,074,556	83,921	(553)
Mexican Peso	10/31/2023	JPM	9,934,738	567,146	(7,146)
New Zealand Dollar	10/31/2023	JPM	1,416	849	(5)
Norwegian Krone	10/31/2023	JPM	7,218,590	675,312	(5,385)
Polish Zloty	10/31/2023	JPM	5,089,383	1,164,145	(4,367)
South African Rand	10/31/2023	JPM	3,171,542	167,078	(2,122)
Swedish Krona	10/31/2023	JPM	36,895,981	3,381,177	(29,282)
Swiss Franc	10/31/2023	JPM	1,450,755	1,589,708	(3,731)
Brazilian Real	12/20/2023	JPM	3,155,916	621,651	(2,920)
Chilean Peso	12/20/2023	JPM	227,898,182	254,464	(907)
Indian Rupee	12/20/2023	JPM	97,661,010	1,170,170	(2,170)
Indonesia Rupiah	12/20/2023	JPM	34,635,885,722	2,232,837	15,090
Philippine Peso	12/20/2023	JPM	570,188	10,061	(61)
South Korean Won	12/20/2023	JPM	1,715,277,833	1,273,596	24,897
Taiwanese Dollar	12/20/2023	JPM	117,783,252	3,677,009	30,412
				18,354,923	8,291
Total					(69,386)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation
To Buy:	To Sell:
Polish Zloty	Euro	10/31/2023	JPM	2,900,076	624,918	663,363	(661,445)	$ 1,918

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/(Depreciation)
CDX.EM SERIES 40^	JPM	1.00%	12/20/2028	$ (2,600,000)	$ (141,061)	$ (124,594)	$ (16,467)
CDX.NA.HY SERIES 41+	JPM	5.00%	12/20/2028	1,197,000	(14,395)	(13,344)	(1,051)
CDX.NA.IG SERIES 41^	JPM	1.00%	12/20/2028	(6,000,000)	75,001	83,558	(8,557)
ITRAXX EUROPE SERIES 40^	JPM	1.00%	12/20/2028	(4,800,000)	51,018	61,146	(10,128)
TOTAL	$ (36,203)

^Sell Protection.
+Buy Protection.
DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation/(Depreciation)
SPX Index	BAML	Stock Basket Volatility	Index Volatility	01/17/2025	$ 20,000	$ -
SPX Index	UBS	Stock Basket Volatility	Index Volatility	01/17/2025	20,000	5,528
SX5E Index	MS	Stock Basket Volatility	Index Volatility	12/20/2024	10,000	-
TOTAL						$ 5,528

*Pays annually.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

INTEREST RATE SWAPS^
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/(Depreciation)
BRL-CDI	12.89%	Annually	1/2/2025	$ 17,127,458	$ 147,646	$ 74,741	$ 75,905
9.94%	BRL-CDI	Annually	1/4/2027	25,711,241	151,407	35,987	115,420
BRL-CDI	10.43%	Annually	1/2/2025	61,152,584	(136,811)	(30,215)	(106,596)
GBP - SONIA	5.663%	Annually	2/1/2024	116,548,600	56,994	-	56,994
5.097%	NZD - BBR	Quarterly	12/20/2026	6,000,000	30,446	26,412	4,034
1.61%	TWD - TONAR	Quarterly	12/20/2028	240,000,000	42,312	(940)	43,252
1.436%	JPY - TONAR	Annually	12/20/2063	52,000,000	9,896	352	9,544
NZD - BBR	4.857%	Quarterly	12/20/2028	7,296,700	(56,255)	(3,466)	(52,789)
2.767%	THB - THOR	Quarterly	12/20/2028	77,000,000	7,868	(1,566)	9,434
0.867%	JPY - TONAR	Annually	12/20/2033	178,897,300	13,423	3,225	10,198
1.432%	JPY - TONAR	Annually	12/20/2053	69,468,700	11,559	1,311	10,248
6.717%	INR - MIBOR	Semi-annually	12/20/2028	200,000,000	9,020	(887)	9,907
NZD - BBR	5.35%	Quarterly	12/20/2025	35,981,100	(120,906)	515	(121,421)
CNY - CNREPOFIX	2.475%	Quarterly	12/20/2028	73,000,000	17,289	1,273	16,016
4.684%	PLN - 6m WIBOR	Semi-annually	12/20/2033	4,806,800	23,909	7,877	16,032
NOK - 6m NIBOR	4.327%	Semi-annually	12/20/2028	14,741,800	(2,286)	(163)	(2,123)
4.083%	NOK - 6m NIBOR	Semi-annually	12/20/2033	13,000,000	9,856	(284)	10,140
3.88%	ILS – TELOR01	Quarterly	12/20/2033	4,400,000	42,168	30,509	11,659
GBP - SONIA	5.477%	Annually	12/20/2025	64,004,800	587,444	141,879	445,565
PLN - 6m WIBOR	3.8025%	Semi-annually	12/20/2025	14,574,600	(30,406)	(3,401)	(27,005)
5.216%	CLP - TNA	Semi-annually	12/20/2033	1,000,000,000	32,712	3,832	28,880
0.5752%	JPY - TONAR	Annually	12/20/2028	356,801,100	1,878	-	1,878
2.8468%	EUR - CPI	Annually	9/15/2025	6,006,200	(22,280)	(1,125)	(21,155)
0.2914%	JPY - TONAR	Annually	12/20/2025	2,185,674,200	(6,000)	150	(6,150)
SEK - STIBOR	3.9967%	Quarterly	12/20/2025	106,103,300	12,994	3,637	9,357
4.9793%	GBP - SONIA	Annually	9/30/2025	10,969,800	(12,942)	(2,844)	(10,098)
TOTAL							$ 534,126
^Counterparty is J.P. Morgan Investment Bank.

TOTAL RETURN SWAPS*
Description		Counterparty	Notional Value	Variable Rate		Maturity Date	Unrealized Appreciation/(Depreciation)
Acer, Inc.		MS	$ 20,931	Receive SOFR -3.75%		8/30/2024	$ 1,148
ADNOC Drilling		MS	(110,300)	Pay SOFR +1.15%		11/13/2024	2,806
AES Brasil Energia SA		MS	44,438	Receive 1D BRL -0.50%		8/28/2024	376
Air China Ltd.		JPM	843,583	Receive HONIA -0.35%		9/10/2024	2,432
Asustek Computer, Inc.		MS	15,085	Receive SOFR -1.50%		8/30/2024	171
Auren Energia		GS	71,941	Receive 1D BRL -0.50%		8/28/2024	63
BCIIACTM[1]		BAR	1,977,757	Receive SOFR -0.26%		7/21/2025	60,608
BCIICAPG[2]		BAR	1,042,170	Receive SOFR -0.20%		8/9/2024	15,741
BCIICOAL[3]		BAR	(1,241,491)	Pay SOFR -0.38%		9/19/2024	50,230
BCIICOPP[4]		BAR	506,031	Receive SOFR -0.38%		2/23/2024	20,498
BCIIDISC[5]		BAR	(558,963)	Receive SOFR -0.25%		7/6/2024	33,481
BCIIEXCH[6]		BAR	(653,696)	Pay SOFR +0.30%		1/16/2024	(9,725)
BCIIFFOD[7]		BAR	1,663,604	Receive SOFR -0.30%		4/3/2024	43,530
BCIIGASP[8]		BAR	(657,865)	Pay SOFR +0.40%		7/4/2024	(26,615)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

TOTAL RETURN SWAPS* (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
BCIIPRIV[9]	BAR	$ (1,941,399)	Pay SOFR +0.25%	4/28/2024	$ (18,726)
BCIIREST[10]	BAR	(961,556)	Pay SOFR +0.30%	1/26/2024	(26,521)
BCIISOXX[11]	BAR	327,009	Receive SOFR -0.35%	9/15/2030	(9,560)
BCIISTEL[12]	BAR	711,801	Receive SOFR -0.25%	7/17/2024	13,372
Century Iron	MS	12,592	Receive SOFR -2.44%	8/30/2024	(87)
CGFCAWIN[13]	CIT	(962,795)	Pay OBFR +0.38%	8/9/2024	(21,741)
CGFCGROY[14]	CIT	(201,040)	Pay OBFR +0.35%	9/18/2024	(11,562)
CGFCITDS[15]	CIT	1,615,926	Receive OBFR -0.35%	7/24/2024	59,672
CGFCJPBK[16]	CIT	(107,726,184)	Pay TONA +0.10%	8/27/2024	(21,849)
CGFCUSBK[17]	CIT	394,212	Receive OBFR -0.20%	5/4/2024	10,526
CGFCWHEH[18]	CIT	1,945,457	Receive OBFR -0.25%	7/25/2024	45,172
CGFCWINH[19]	CIT	303,241	Receive OBFR +0.40%	8/30/2024	9,690
CGFCWMAH[20]	CIT	197,068	Receive OBFR -0.25%	7/13/2024	5,062
CGFOOILP[21]	CIT	402,745	Receive OBFR -0.15%	7/9/2024	(2,433)
CGFOREIT[22]	CIT	253,699	Receive OBFR -0.05%	12/13/2023	22,780
CGNAECOM[23]	CIT	10,413	Receive OBFR -4.05%	3/10/2025	4
Chinese Eastern Airline Company	JPM	223,351	Receive HONIA -4.25%	9/10/2024	695
CPFL Energia SA	MS	114,412	Receive 1D BRL -0.50%	8/28/2024	1,050
CS WIND	MS	30,192	Receive SOFR -2.38%	8/30/2024	1,425
Doosan Fuel Cell Company Ltd.	MS	15,207	Receive SOFR -3.69%	8/30/2024	1,096
Elan Microelectronics Corporation	MS	10,219	Receive SOFR -4.13%	8/30/2024	889
EVA Airways Corporation	JPM	56,903	Receive OBFR -4.38%	9/10/2024	(128)
Flexium Interconnect	MS	6,092	Receive SOFR -3.00%	8/30/2024	168
GlobalWafers Company Ltd.	MS	9,932	Receive SOFR -4.00%	8/30/2024	717
GSGLPHRE[24]	GS	3,029,142	Receive SOFR -0.50%	2/13/2026	(51,375)
GSGLPLAS[25]	GS	346,571	Receive SOFR -1.00%	8/17/2024	9,569
GSMBATDM[26]	GS	(2,212,174)	Pay SOFR +0.45%	12/12/2025	2,913
GSMBFINH[27]	GS	411,878	Receive SOFR -0.40%	9/19/2024	14,008
GSMBHLUX[28]	GS	1,619,127	Receive SOFR -0.40%	9/21/2030	(29,528)
GSMBLITH[29]	GS	163,598	Receive SOFR -1.35%	9/21/2030	(3,831)
GSMBLUXE[30]	GS	(1,918,224)	Pay SOFR +0.40%	8/23/2024	(52,096)
Hanwha Solutions Corporation	MS	43,789	Receive SOFR -0.25%	8/30/2024	2,000
JBS SA	MS	430,714	Receive 1D BRL -4.00%	6/5/2024	6,490
JPFCITSV[31]	JPM	1,171,239	Receive OBFR -0.30%	2/28/2024	19,122
JPFUGLBB[32]	JPM	(405,487)	Pay OBFR +0.40%	4/12/2024	(10,779)
JPFUMEBK[33]	JPM	(196,310)	Pay OBFR +0.40%	8/29/2023	1,032
JPFUMEDA[34]	JPM	(207,779)	Pay OBFR +0.40%	1/10/2024	(371)
JPFUOMED[35]	JPM	1,257,130	Receive OBFR -0.50%	3/13/2024	33,757
JPFURU1 I36	JPM	(1)	Pay OBFR +0.00%	3/30/2025	(1)
JPFUSHP2[37]	JPM	871,918	Receive OBFR -1.47%	6/21/2025	(9,843)
JPFUSOEC[38]	JPM	1,924,494	Receive OBFR -0.75%	3/15/2024	(14,807)
JPTAOBRL[39]	JPM	(270,143)	Pay ID RATE +0.50%	6/21/2024	468
LG Display	MS	14,114	Receive SOFR -1.00%	8/30/2024	985

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

TOTAL RETURN SWAPS* (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
M8EUSC[40]	JPM	$ 1,687,233	Receive ESTR -0.60%	5/11/2024	$ 56,502
MSFDRUS I41	MS	(36,459,229)	N/A	7/3/2025	(146,749)
Neoenergia	MS	48,446	Receive 1D BRL -0.50%	8/28/2024	263
Novatek Microelectronics Corporation	MS	10,138	Receive SOFR -3.50%	8/30/2024	1,007
Qatar Gas Transport Company Ltd.	MS	(47,027)	Pay SOFR +1.15%	6/25/2024	(1,898)
Raizen SA	MS	(160,179)	Pay ID RATE +1.50%	9/20/2030	(4,336)
Realtek Semiconductor Corporation	MS	13,901	Receive SOFR -1.25%	8/30/2024	871
S5FINL[42]	JPM	399,116	Receive OBFR -0.15%	6/14/2024	9,942
S5REAL[43]	JPM	945,318	Receive OBFR +0.00%	9/21/2030	22,019
S5UTIL[44]	JPM	471,042	Receive OBFR -0.35%	6/14/2024	34,392
Samsung Electro-Mechanics	MS	7,390	Receive SOFR -0.35%	8/30/2024	492
Sao Martinho SA	MS	(242,510)	Pay ID RATE +1.50%	9/20/2030	(3,272)
SNC Lavalin Group, Inc.	JPM	(4,055)	Pay CAD CDOR +0.30%	9/21/2030	(50)
S.P.E.E.H. Hidroelectrica SA	MS	(21,341)	Pay SOFR +1.00%	9/20/2030	(281)
SPSIBI[45]	JPM	205,172	Receive OBFR -0.05%	9/21/2030	(1,779)
Stantec, Inc.	JPM	(1,427)	Pay CAD CDOR +0.30%	9/21/2030	(10)
TXC Corporation	MS	6,458	Receive SOFR -4.25%	8/30/2024	431
United Renewable Energy Company Ltd.	BAR	(31,328)	Receive SOFR -4.06%	8/30/2024	144
WSP Global, Inc.	JPM	(4,224)	Pay CAD CDOR +0.30%	9/21/2030	-
TOTAL					$ 244,048

*	No upfront premiums paid on the Total Return Swaps. Each swap pays monthly.
[1]	BCIIACTM is a custom basket of investment management stocks.
[2]	BCIICAPG is a custom basket of electrification stocks.
[3]	BCIICOAL is a custom basket of commodities stocks.
[4]	BCIICOPP is a custom basket of global energy and oil sector stocks.
[5]	BCIIDISC is a custom basket of U.S. housing stocks.
[6]	BCIIEXCH is a custom basket of financial exchange stocks.
[7]	BCIIFFOD is a custom basket of consumer trends sector stocks.
[8]	BCIIGASP is a custom basket of oil sector stocks.
[9]	BCIIPRIV is a custom basket of global financial stocks.
[10]	BCIIREST is a custom basket of technology stocks.
[11]	BCIIRSOXX is a custom basket of technology stocks.
[12]	BCIISTEL is a custom basket of commodities stocks.
[13]	CGFCAWIN is a custom basket of technology stocks.
[14]	CGFCGROY is a custom basket of commodities stocks.
[15]	CGFCITDS is a custom basket of technology stocks.
[16]	CGFCJPBK is a custom basket of global financial and bank stocks. The components of the basket as of September 30, 2023 are shown on the following pages.
[17]	CGFCUSBK is a custom basket of global financial stocks.
[18]	CGFCWHEH is a custom basket of healthcare stocks.
[19]	CGFCWINH is a custom basket of U.S. construction stocks.
[20]	CGFCWMAH is a custom basket of U.S. housing and cyclical sector stocks.
[21]	CGFOOILP is a custom basket of U.S. housing and cyclical sector stocks.
[22]	CGFOREIT is a custom basket of real estate investment stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

[23]	CGNAECOM is a custom basket of consumer trends stocks.
[24]	GSGLPHRE is a custom basket of retail company stocks. The components of the basket as of September 30, 2023 are shown on the following pages.
[25]	GSGLPLAS is a custom basket of global energy and oil sector stocks.
[26]	GSMBATDM is a custom basket of retail company stocks. The components of the basket as of September 30, 2023 are shown on the following pages.
[27]	GSMBFINH is a custom basket of global financial stocks.
[28]	GSMBHLUX is a custom basket of retail company stocks.
[29]	GSMBLITH is a custom basket of auto company stocks.
[30]	GSMBLUXE is a custom basket of retail company stocks.
[31]	JPFCITSV is a custom basket of information technology stocks.
[32]	JPFUGLBB is a custom basket of telecom stocks.
[33]	JPFUMEBK is a custom basket of global financial and bank stocks.
[34]	JPFUMEDA is a custom basket of media company stocks.
[35]	JPFUOMED is a custom basket of media company stocks.
[36]	JPFURU1 I is a custom basket of metal and coal stocks.
[37]	JPFUSHP2 is a custom basket of containership company stocks.
[38]	JPFUSOEC is a custom basket of Chinese company stocks.
[39]	JPTAOBRL is a custom basket of Brazilian company stocks.
[40]	M8EUSC – MSCI Europe Small Cap Index
[41]	MSFDRUS I – The components of the basket as of September 30, 2023 are shown on the following pages.
[42]	S5FINL is a custom basket of global financial stocks.
[43]	S5REAL is a custom basket of real estate stocks.
[44]	S5UTIL is a custom basket of utility stocks.
[45]	SPSIBI is a custom basket of healthcare stocks.

Counterparty Definitions:
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
JPM	JP Morgan
MS	Morgan Stanley

Floating Rate Definitions:
BBR – New Zealand Official Cash Rate
BRL CDI – Brazil Average One-Day Interbank Deposit
CDOR – Canada 3 Month Interbank Rate
ESTR – Euro Short Term Rate
SOFR – Secured Overnight Financing Rate
OBFR – Overnight Bank Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
TIIE – Mexico 28 Day Interbank Equilibrium Interest Rate
TONAR – Tokyo Overnight Average Rate
USCPI – U.S. Consumer Price Index
WIBOR – Offered rate for deposits in Polish Zloty